Equity-Based Compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Equity-Based Compensation
Number of units authorized		1,500,000
Number of units available for issuance		1,431,258
Restricted units
Equity-Based Compensation
Vesting period		3 years
Number of Non-vested Units
Non-vested restricted units at the beginning of the period		42,474
Granted (in units)	42,474	26,268
Vested (in units)		(14,157)
Non-vested restricted units at the end of the period	42,474	54,585
Weighted Average Grant-Date Fair Value
Granted (in dollars per unit)	$ 18.88	$ 18.10
Vested (in dollars per unit)		$ 18.88
Unrecognized compensation cost related to non-vested restricted units		$ 0.9
Weighted average period over which unrecognized compensation cost is to be recognized		2 years 3 months 18 days
Number of vested units		14,157